Income Taxes - Changes in Deferred Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income taxes [line items]
Beginning balance	$ (370.1)	$ (271.6)	$ (232.4)
Temporarily non-deductible provisions	21.6	68.5	43.1
Tax loss carryforwards	6.6	0.3	1.1
Functional currency effect of the non monetary assets	(19.8)	(211.9)	16.4
Gains not realized from sales of Parent Company to subsidiaries	0.2	(8.6)	0.4
Effect of differences by fixed asset	(35.5)	26.1	(23.4)
Differences between basis: account x tax	(9.5)	27.1	(73.6)
Discontinued operation	(1.7)		(3.2)
Ending balance	(408.2)	(370.1)	(271.6)
From the statement of income [member]
Disclosure of income taxes [line items]
Beginning balance	(418.8)	(314.1)	(250.2)
Temporarily non-deductible provisions	21.6	68.5	43.1
Tax loss carryforwards	6.6	0.3	1.1
Functional currency effect of the non monetary assets	(19.8)	(211.9)	16.4
Gains not realized from sales of Parent Company to subsidiaries	0.2	(8.6)	0.4
Effect of differences by fixed asset	(35.5)	26.1	(23.4)
Differences between basis: account x tax	(11.5)	20.9	(70.8)
Discontinued operation	(1.7)		(30.7)
Ending balance	(458.9)	(418.8)	(314.1)
Other comprehensive income [member]
Disclosure of income taxes [line items]
Beginning balance	48.7	42.5	17.8
Differences between basis: account x tax	2.0	6.2	(2.8)
Discontinued operation	0.0		27.5
Ending balance	$ 50.7	$ 48.7	$ 42.5